Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000062188 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062188 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062188 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062188 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062188 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062188 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062188 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000062188 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000062188 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000062188 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000062188 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000062188 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062188 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062188 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062188 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062188 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062188 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062188 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062188 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000062188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062188 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062188 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062188 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000062187 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062187 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062187 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062187 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062187 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062187 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000062187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000062187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000062187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000062187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000062187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062187 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062187 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000062187 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062187 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062187 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062187 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062187 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062187 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000057556 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057556 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057556 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057556 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057556 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057556 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000057556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000057556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000057556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000057556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000057556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057556 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057556 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000057556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057556 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057556 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000074921 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074921 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074921 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074921 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074921 | Raytheon Technologies Corp.___BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | iShares Russell 1000 Value ETF___BNY-464287598
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074921 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000074921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074921 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074921 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074921 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074921 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074921 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000074921 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074921 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074921 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074921 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074921 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074921 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074921 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074921 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074921 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000200207 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200207 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200207 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200207 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200207 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200207 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200207 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200207 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200207 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200207 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000200207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000200207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200207 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200207 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200207 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200207 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200207 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023722 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023722 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023722 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023722 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023722 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023722 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023722 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023722 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023722 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023722 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000023722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023722 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000023722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023722 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023722 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023722 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023722 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023722 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023722 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023723 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023723 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023723 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023723 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023723 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023723 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023723 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023723 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023723 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023723 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000023723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023723 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023723 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000023723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023723 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023723 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023723 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023723 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023723 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023724 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Flex Ltd.___BNY-Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000023724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000023724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023724 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023724 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023724 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023724 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023724 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000023724 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Flex Ltd.___BNY-Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000023725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000023725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023725 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023725 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023725 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000023725 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023726 | SPX Technologies, Inc.___BNY-78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | Merit Medical Systems, Inc.___BNY-589889104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Mr Cooper Group, Inc.___BNY-62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Sterling Infrastructure, Inc.___BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Stride, Inc.___BNY-86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Adtalem Global Education, Inc.___BNY-00737L103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Urban Outfitters, Inc.___BNY-917047102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Phillips Edison & Co., Inc.___BNY-71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000023726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000023726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000023726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000023726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023726 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023726 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000023726 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000023726 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000023726 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023727 | SPX Technologies, Inc.___BNY-78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | Merit Medical Systems, Inc.___BNY-589889104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Mr Cooper Group, Inc.___BNY-62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Sterling Infrastructure, Inc.___BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Stride, Inc.___BNY-86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Adtalem Global Education, Inc.___BNY-00737L103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Urban Outfitters, Inc.___BNY-917047102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Phillips Edison & Co., Inc.___BNY-71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000023727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000023727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000023727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000023727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023727 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023727 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000023727 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000023727 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000023727 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060418 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060418 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060418 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060418 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060418 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060418 | Commonwealth Bank of Australia___BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060418 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000060418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000060418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060418 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060418 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000060418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060418 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060418 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000060418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000060418 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060419 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060419 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060419 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060419 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060419 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060419 | Commonwealth Bank of Australia___BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060419 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000060419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000060419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060419 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060419 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000060419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060419 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060419 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060419 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060419 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060419 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000060419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000060419 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060420 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060420 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060420 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060420 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060420 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060420 | Commonwealth Bank of Australia___BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060420 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000060420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000060420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060420 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060420 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000060420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060420 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060420 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060420 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060420 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060420 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000060420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000060420 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074922 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074922 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074922 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074922 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074922 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074922 | Commonwealth Bank of Australia___BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074922 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000074922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000074922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000074922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074922 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074922 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074922 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074922 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074922 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000074922 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074922 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074922 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000074922 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074922 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074922 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000074922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000074922 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074922 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076102 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076102 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076102 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076102 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076102 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076102 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076102 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076102 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076102 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076102 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076102 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076102 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000076102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076102 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076102 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076102 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076102 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076102 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076102 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000076102 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076103 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076103 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076103 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076103 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076103 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076103 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076103 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076103 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076103 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076103 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000076103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076103 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076103 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000076103 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076104 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076104 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076104 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000076104 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076104 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076104 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076104 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076104 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076104 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076104 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000076104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076104 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076104 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076104 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076104 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076104 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076104 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000076104 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060424 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060424 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060424 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060424 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060424 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060424 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060424 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060424 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060424 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060424 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000060424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000060424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000060424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060424 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060424 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060424 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060424 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060424 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060424 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000060424 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060425 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060425 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060425 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060425 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060425 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060425 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060425 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060425 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060425 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060425 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000060425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000060425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000060425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060425 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060425 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060425 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060425 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060425 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000060425 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060426 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060426 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060426 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060426 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060426 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060426 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060426 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060426 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060426 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060426 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000060426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000060426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000060426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060426 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060426 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060426 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060426 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060426 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000060426 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074924 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074924 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074924 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074924 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074924 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074924 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074924 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074924 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074924 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074924 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000074924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000074924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000074924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000074924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000074924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074924 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074924 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074924 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074924 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074924 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074924 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000074924 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076109 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076109 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076109 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076109 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076109 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076109 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076109 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076109 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076109 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076109 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000076109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000076109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000076109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076109 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076109 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076109 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076109 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076109 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076109 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076109 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076106 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076106 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076106 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076106 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076106 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076106 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076106 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076106 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076106 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000076106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000076106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000076106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076106 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076106 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076106 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076107 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076107 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076107 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076107 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076107 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076107 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076107 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076107 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076107 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076107 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000076107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076107 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076107 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000076107 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000076107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076107 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076107 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076107 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076107 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076107 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076107 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076107 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076111 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076111 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076111 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076111 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076111 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076111 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000076111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000076111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000076111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000076111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000076111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000076111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076111 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076111 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076111 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076111 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076111 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000076111 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076111 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076112 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076112 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076112 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076112 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076112 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076112 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000076112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000076112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000076112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000076112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000076112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000076112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076112 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076112 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076112 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076112 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076112 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000076112 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076112 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076113 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076113 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076113 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076113 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076113 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076113 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000076113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000076113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000076113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000076113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000076113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000076113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076113 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076113 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076113 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076113 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000076113 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076113 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060427 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060427 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Coinbase Global, Inc.__Class A_BNY-19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000060427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060427 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060427 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060427 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060427 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000060427 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060428 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060428 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Coinbase Global, Inc.__Class A_BNY-19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000060428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060428 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060428 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060428 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060428 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060428 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000060428 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060429 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060429 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Coinbase Global, Inc.__Class A_BNY-19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060429 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000060429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060429 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060429 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060429 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060429 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060429 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060429 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000060429 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000060429 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074925 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074925 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Coinbase Global, Inc.__Class A_BNY-19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000074925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000074925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074925 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000074925 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000074925 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000074925 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060430 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060430 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Hims & Hers Health, Inc.___BNY-433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Blueprint Medicines Corp.___BNY-09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | AeroVironment, Inc.___BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Brinker International, Inc.___BNY-109641100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000060430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000060430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060430 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060430 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060430 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060430 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060430 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060430 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060431 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060431 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Hims & Hers Health, Inc.___BNY-433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Blueprint Medicines Corp.___BNY-09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | AeroVironment, Inc.___BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Brinker International, Inc.___BNY-109641100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060431 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000060431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000060431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060431 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060431 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060431 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060431 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060431 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060431 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060432 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060432 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Hims & Hers Health, Inc.___BNY-433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Blueprint Medicines Corp.___BNY-09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | AeroVironment, Inc.___BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Brinker International, Inc.___BNY-109641100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000060432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060432 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060432 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000060432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060432 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060432 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060432 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060432 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060432 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000074926 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074926 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Hims & Hers Health, Inc.___BNY-433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Blueprint Medicines Corp.___BNY-09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | AeroVironment, Inc.___BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Brinker International, Inc.___BNY-109641100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000074926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000074926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000074926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000074926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074926 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000074926 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000074926 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000074926 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000074926 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000074663 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074663 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074663 | QIAGEN N.V.___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074663 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074663 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000074663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000074663 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000074663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000074663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074663 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074663 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074663 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000074663 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000074663 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074663 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000074663 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | QIAGEN N.V.___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023730 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023730 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000023730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000023730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023730 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023730 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023730 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023730 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000023730 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000023730 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023730 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023730 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | QIAGEN N.V.___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163202 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163202 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000163202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000163202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163202 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163202 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000163202 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000163202 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163202 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000163202 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | QIAGEN N.V.___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023731 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023731 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000023731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000023731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023731 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023731 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000023731 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000023731 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023731 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023731 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060421 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000060421 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060421 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060421 | United States Treasury Notes_3.875__BNY-91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060421 | United States Treasury Notes_4.25__BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060421 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060421 | United States Treasury Notes_4.125__BNY-91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060421 | United States Treasury Bonds_5.0__BNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060421 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060421 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060421 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060421 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060421 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060421 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000060421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000060421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000060422 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000060422 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060422 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060422 | United States Treasury Notes_3.875__BNY-91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060422 | United States Treasury Notes_4.25__BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060422 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060422 | United States Treasury Notes_4.125__BNY-91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060422 | United States Treasury Bonds_5.0__BNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060422 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060422 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060422 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060422 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060422 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060422 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000060422 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000060422 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000060423 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000060423 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060423 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060423 | United States Treasury Notes_3.875__BNY-91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060423 | United States Treasury Notes_4.25__BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060423 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060423 | United States Treasury Notes_4.125__BNY-91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060423 | United States Treasury Bonds_5.0__BNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060423 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060423 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060423 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060423 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060423 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060423 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000060423 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000060423 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000074923 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074923 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074923 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074923 | United States Treasury Notes_3.875__BNY-91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074923 | United States Treasury Notes_4.25__BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074923 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074923 | United States Treasury Notes_4.125__BNY-91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074923 | United States Treasury Bonds_5.0__BNY-912810UL0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074923 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074923 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074923 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074923 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074923 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000074923 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000074923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000240433 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240433 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240433 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240433 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240433 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240433 | Xiaomi Corp.__Class B_BNY-BG0ZMJ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240433 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240433 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240433 | China Construction Bank Corp.__Class H_BNY-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240433 | ICICI Bank Ltd.___BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240433 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000240433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000240433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000240433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240433 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240433 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000240433 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240433 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240433 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240433 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240433 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240433 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240433 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240433 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240433 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240433 | India
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000240433 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000240433 | China
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240434 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240434 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240434 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240434 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240434 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240434 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240434 | Commonwealth Bank of Australia___BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240434 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240434 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000240434 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000240434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240434 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240434 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240434 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240434 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000240434 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240434 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240434 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240434 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240434 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240434 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240434 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240434 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240434 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000240434 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240434 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240435 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Coinbase Global, Inc.__Class A_BNY-19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000240435 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240435 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000240435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240435 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240435 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240435 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240435 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240435 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240435 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000240435 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240435 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240436 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240436 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Hims & Hers Health, Inc.___BNY-433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Blueprint Medicines Corp.___BNY-09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | AeroVironment, Inc.___BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Brinker International, Inc.___BNY-109641100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000240436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000240436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000240436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240436 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240436 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240436 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000240436 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000240436 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000240436 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%